Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 56,361	$ 62,093
Adjustment for transition to new accounting standard				$ (31)
Restated opening balance				56,330
Adjustment on currency translation	426	(4,157)
Adjustments to capitalised closure costs	840	486
Amounts capitalised	321	296	$ 224
Additions	5,530	5,301
Depreciation for the year	(3,979)	(3,882)
Impairment charges(b)	(3,476)	(130)
Disposals	(72)	(130)
Subsidiaries no longer consolidated		(3,386)
Transfers and other movements	387	(130)
Property, plant and equipment at end of period	56,307	56,361	62,093
Finance leases under IAS 17	0	31
Property, plant and equipment, pledged as security	12,758	13,221
Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	104,294
Property, plant and equipment at end of period	112,285	104,294
Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(47,933)
Property, plant and equipment at end of period	(55,978)	(47,933)
Mining properties and leases [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,063	11,488
Restated opening balance				11,063
Adjustment on currency translation	27	(689)
Adjustments to capitalised closure costs	840	486
Additions	433	403
Depreciation for the year	(729)	(664)
Impairment charges(b)	(1,339)	(3)
Disposals	0	(1)
Subsidiaries no longer consolidated		(1,103)
Transfers and other movements	107	1,146
Property, plant and equipment at end of period	10,402	11,063	11,488
Property, plant and equipment, pledged as security	1,805	3,054
Mining properties and leases [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	23,318
Property, plant and equipment at end of period	24,875	23,318
Mining properties and leases [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(12,255)
Property, plant and equipment at end of period	(14,473)	(12,255)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,263	7,376
Restated opening balance				6,263
Adjustment on currency translation	72	(548)
Additions	46	80
Depreciation for the year	(381)	(382)
Impairment charges(b)	(96)	(20)
Disposals	(9)	(54)
Subsidiaries no longer consolidated		(377)
Transfers and other movements	508	188
Property, plant and equipment at end of period	6,403	6,263	7,376
Property, plant and equipment, pledged as security	571	385
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,601
Property, plant and equipment at end of period	11,517	10,601
Land and buildings [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(4,338)
Property, plant and equipment at end of period	(5,114)	(4,338)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	32,019	36,285
Adjustment for transition to new accounting standard				(31)
Restated opening balance				31,988
Adjustment on currency translation	286	(2,671)
Additions	616	459
Depreciation for the year	(2,869)	(2,836)
Impairment charges(b)	(1,115)	(101)
Disposals	(44)	(71)
Subsidiaries no longer consolidated		(1,392)
Transfers and other movements	2,629	2,346
Property, plant and equipment at end of period	31,491	32,019	36,285
Finance leases under IAS 17		31
Property, plant and equipment, pledged as security	5,111	5,194
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	63,051
Property, plant and equipment at end of period	66,705	63,051
Plant and equipment [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(31,032)
Property, plant and equipment at end of period	(35,214)	(31,032)
Capital works in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,016	6,944
Restated opening balance				$ 7,016
Adjustment on currency translation	41	(249)
Amounts capitalised	321	296
Additions	4,435	4,359
Depreciation for the year	0
Impairment charges(b)	(926)	(6)
Disposals	(19)	(4)
Subsidiaries no longer consolidated		(514)
Transfers and other movements	(2,857)	(3,810)
Property, plant and equipment at end of period	8,011	7,016	$ 6,944
Property, plant and equipment, pledged as security	5,271	4,588
Capital works in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	7,324
Property, plant and equipment at end of period	9,188	7,324
Capital works in progress [Member] | Accumulated amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(308)
Property, plant and equipment at end of period	$ (1,177)	$ (308)